SUPPLEMENT DATED OCTOBER 1, 2002

TO

PROSPECTUS DATED JUNE 27, 2002

FOR

MFS REGATTA CHOICE II VARIABLE AND FIXED ANNUITY

ISSUED BY SUN LIFE ASSURANCE COMPANY OF CANADA (U.S.)

SUN LIFE OF CANADA (U.S.) VARIABLE ACCOUNT F

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The International Investors Trust Series of the MFS/Sun Life Series Trust has changed its name to International Value Series. Effective immediately, in the above-cited prospectus, all references to International Investors Trust - S Class should read "International Value - S Class."